CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Total revenues	¥ 92,256,302	$ 12,639,061	¥ 118,678,591	¥ 83,127,296
Cost of revenues	(82,199,191)	(11,261,243)	(99,630,956)	(70,848,983)
Gross profit	10,057,111	1,377,818	19,047,635	12,278,313
Selling and marketing	(6,641,407)	(909,869)	(6,819,305)	(7,241,888)
General and administrative	(4,597,700)	(629,882)	(4,583,837)	(3,508,678)
Impairment of long-lived assets	(1,242,168)	(170,176)	(640,004)	(373,732)
Research and development	(920,544)	(126,114)	(911,869)	(724,769)
Total operating expenses	(13,401,819)	(1,836,041)	(12,955,015)	(11,849,067)
Income/(loss) from operations	(3,344,708)	(458,223)	6,092,620	429,246
Interest expenses	(1,143,079)	(156,602)	(1,171,136)	(1,079,409)
Interest income	414,685	56,812	553,531	588,706
Subsidy income	2,449,000	335,479	1,175,498	1,089,435
Exchange gain	484,364	66,358	938,092	1,025,891
Other income, net	308,025	42,199	26,134	1,571
Gain from disposal of a subsidiary	1,145,172	156,888	0	14,232
Change in fair value of contingent consideration related to disposal of a subsidiary	(656,901)	(89,995)
Income before income taxes	259,941	35,612	7,490,165	1,976,709
Income tax expenses	(69,441)	(9,513)	(1,260,285)	(605,278)
Equity in income/(loss) of affiliated companies	(177,013)	(24,251)	222,674	193,708
Net income	13,487	1,848	6,452,554	1,565,139
Less: Net (income)/loss attributable to the non-controlling interests	76,979	10,547	(3,005,111)	(944,633)
Less: Net (income) attributable to redeemable non-controlling interests	(35,926)	(4,922)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 54,540	$ 7,473	¥ 3,447,443	¥ 620,506
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share-
Basic | (per share)	¥ 0.26	$ 0.04	¥ 16.6	¥ 3.13
Diluted | (per share)	(1.27)	(0.17)	15.23	3.1
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)	¥ 1.04	$ 0.14	¥ 66.39	¥ 12.54
Diluted	(5.06)	(0.69)	60.9	12.38
Weighted average ordinary shares outstanding
Basic	208,607,597	208,607,597	207,705,476	198,004,260
Diluted	209,981,840	209,981,840	226,113,084	200,408,494
Number of ordinary shares per ADS	4	4
Third parties
Total revenues	¥ 91,851,082	$ 12,583,546	¥ 118,309,650	¥ 82,794,101
Related parties
Total revenues	405,220	55,515	368,941	333,195
Foreign exchange forward contracts
Change in fair value of financial liabilities	115,312	15,798	(389,166)	(164,356)
Foreign exchange option
Change in fair value of financial liabilities	1,342	184	74,307	(4,163)
long-term investment
Change in fair value of financial liabilities	163,492	22,398	221,473	101,871
Convertible senior notes and call option
Change in fair value of financial liabilities	¥ 323,474	$ 44,316	¥ (31,188)	¥ (12,083)